Not FDIC or NCUA Insured No Financial Institution Guarantee May Lose Value
Columbia Diversified Fixed Income Allocation ETF
FIRST QUARTER REPORT
January 31, 2025 (Unaudited)

PORTFOLIO OF INVESTMENTS
Columbia Diversified Fixed Income Allocation ETF
January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
2 Columbia Diversified Fixed Income Allocation ETF | 2025
Corporate Bonds 44 .3%
Issue
Description
Principal
Amount ($) Value ($)
Aerospace & Defense 1.0%
Boeing Co. (The)
6.528%, 05/01/34 530,000 560,189
L3Harris Technologies, Inc.
5.400%, 07/31/33 352,000 352,271
Northrop Grumman Corp.
4.900%, 06/01/34 250,000 243,645
RTX Corp.
5.150%, 02/27/33 400,000 396,907
Spirit AeroSystems, Inc.
9.375%, 11/30/29
(a)
474,000 509,380
Textron, Inc.
6.100%, 11/15/33 100,000 104,429
TransDigm, Inc.
6.375%, 03/01/29
(a)
750,000 757,853
6.625%, 03/01/32
(a)
1,000,000 1,018,532
Total 3,943,206
Airlines 1.0%
Air Canada
3.875%, 08/15/26
(a)
487,000 475,336
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500%, 04/20/26
(a)
320,833 320,674
5.750%, 04/20/29
(a)
1,278,000 1,274,642
Jetblue Airways Corp. / Jetblue Loyalty LP
9.875%, 09/20/31
(a)
500,000 527,980
United Airlines, Inc.
4.375%, 04/15/26
(a)
102,000 100,609
4.625%, 04/15/29
(a)
1,245,000 1,195,713
Total 3,894,954
Apartment REIT 0.1%
American Homes 4 Rent LP
5.500%, 02/01/34 250,000 248,072
Essex Portfolio LP
3.000%, 01/15/30 167,000 151,969
Invitation Homes Operating Partnership LP
2.000%, 08/15/31 110,000 89,994
Total 490,035
Automotive 0.5%
Allison Transmission, Inc.
3.750%, 01/30/31
(a)
204,000 182,258
Ford Motor Co.
3.250%, 02/12/32 627,000 524,472
General Motors Financial Co., Inc.
6.100%, 01/07/34 250,000 253,483
Goodyear Tire & Rubber Co. (The)
5.000%, 07/15/29 406,000 378,625
Tenneco, Inc.
8.000%, 11/17/28
(a)
611,000 582,795
Total 1,921,633
Banking 1.9%
Banco Bilbao Vizcaya Argentaria SA
6.033%, (US 1 Year CMT T-Note +
1.950%), 03/13/35
(b)
200,000 202,729
Banco Santander SA
3.225%, (US 1 Year CMT T-Note +
1.600%), 11/22/32
(b)
600,000 517,467
Bank of Nova Scotia/The
4.588%, (US 5 Year CMT T-Note +
2.050%), 05/04/37
(b)
250,000 229,344
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Barclays
6.224%, (SOFRRATE + 2.980%),
05/09/34
(b)
500,000 515,652
Capital One Financial Corp.
5.817%, (SOFRRATE + 2.600%),
02/01/34
(b)
246,000 247,972
6.377%, (SOFRRATE + 2.860%),
06/08/34
(b)
250,000 260,950
Citigroup, Inc.
5.827%, (SOFRRATE + 2.056%),
02/13/35
(b)
500,000 496,582
6.174%, (SOFRRATE + 2.661%),
05/25/34
(b)
250,000 255,053
Citizens Financial Group, Inc.
2.638%, 09/30/32 78,000 63,574
6.645%, (SOFRRATE + 2.325%),
04/25/35
(b)
200,000 211,919
Comerica, Inc.
5.982%, (SOFRRATE + 2.155%),
01/30/30
(b)
58,000 58,565
Deutsche Bank AG/New York NY
7.079%, (SOFRRATE + 3.650%),
02/10/34
(b)
250,000 260,297
Discover Financial Services
7.964%, (SOFRINDX + 3.370%),
11/02/34
(b)
250,000 285,840
Fifth Third Bancorp
4.772%, (SOFRINDX + 2.127%),
07/28/30
(b)
302,000 296,836
HSBC Holdings PLC
4.762%, (SOFRRATE + 2.530%),
03/29/33
(b)
715,000 675,170
Huntington Bancshares, Inc.
2.487%, (US 5 Year CMT T-Note +
1.170%), 08/15/36
(b)
342,000 278,862
Lloyds Banking Group PLC
7.953%, (US 1 Year CMT T-Note +
3.750%), 11/15/33
(b)
200,000 225,150
M&T Bank Corp.
5.053%, (SOFRRATE + 1.850%),
01/27/34
(b)
250,000 240,099
Morgan Stanley
5.297%, (SOFRRATE + 2.620%),
04/20/37
(b)
600,000 585,746
Santander Holdings USA, Inc.
6.342%, (SOFRRATE + 2.138%),
05/31/35
(b)
375,000 382,916
Synchrony Financial
5.150%, 03/19/29 85,000 84,120
UniCredit SpA
5.459%, (US 5 Year CMT T-Note +
4.750%), 06/30/35
(a),(b)
642,000 625,434
Total 7,000,277
Brokerage/Asset Managers/Exchanges 0.7%
Affiliated Managers Group, Inc.
3.300%, 06/15/30 100,000 91,491
CI Financial Corp.
3.200%, 12/17/30 78,000 66,734
Coinbase Global, Inc.
3.375%, 10/01/28
(a)
255,000 231,547

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2025 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2025 3
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Jane Street Group / JSG Finance, Inc.
7.125%, 04/30/31
(a)
600,000 620,201
Jefferies Finance LLC / JFIN Co.-Issuer Corp.
5.000%, 08/15/28
(a)
680,000 643,912
Jefferies Financial Group, Inc.
6.200%, 04/14/34 580,000 597,592
Nasdaq, Inc.
1.650%, 01/15/31 123,000 101,792
Nomura Holdings, Inc.
2.679%, 07/16/30 302,000 264,634
Total 2,617,903
Building Materials 0.6%
Builders FirstSource, Inc.
4.250%, 02/01/32
(a)
565,000 509,008
6.375%, 03/01/34
(a)
450,000 453,717
Owens Corning
5.700%, 06/15/34 200,000 203,767
Standard Industries, Inc.
3.375%, 01/15/31
(a)
449,000 393,024
4.375%, 07/15/30
(a)
650,000 603,689
Total 2,163,205
Cable and Satellite 1.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/31
(a)
1,910,000 1,694,900
Charter Communications Operating LLC / Charter Communications
Operating Capital
4.400%, 04/01/33 510,000 456,004
Connect Finco Sarl / Connect US Finco LLC
9.000%, 09/15/29
(a)
710,000 636,550
Intelsat Jackson Holdings SA
6.500%, 03/15/30
(a)
1,050,000 948,406
Sunrise FinCo I BV
4.875%, 07/15/31
(a)
490,000 454,578
Virgin Media Secured Finance PLC
5.500%, 05/15/29
(a)
410,000 392,574
VZ Secured Financing BV
5.000%, 01/15/32
(a)
425,000 379,635
Total 4,962,647
Chemicals 0.5%
Celanese US Holdings LLC
6.629%, 07/15/32 500,000 513,611
Dow Chemical Co. (The)
5.150%, 02/15/34 250,000 244,608
Eastman Chemical Co.
5.625%, 02/20/34 300,000 300,913
FMC Corp.
3.450%, 10/01/29 46,000 42,528
LYB International Finance III LLC
2.250%, 10/01/30 100,000 85,647
NewMarket Corp.
2.700%, 03/18/31 26,000 22,269
Tronox, Inc.
4.625%, 03/15/29
(a)
650,000 589,247
Total 1,798,823
Construction Machinery 0.7%
H&E Equipment Services, Inc.
3.875%, 12/15/28
(a)
480,000 479,228
Hertz Corp. (The)
12.625%, 07/15/29
(a)
450,000 485,310
Smyrna Ready Mix Concrete LLC
6.000%, 11/01/28
(a)
1,049,000 1,040,348
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
United Rentals North America, Inc.
3.875%, 02/15/31 785,000 714,294
Total 2,719,180
Consumer Cyclical Services 0.7%
ADT Security Corp. (The)
4.125%, 08/01/29
(a)
442,000 414,054
Arches Buyer, Inc.
4.250%, 06/01/28
(a)
500,000 467,094
CBRE Services, Inc.
5.950%, 08/15/34 250,000 257,007
Compass Group Diversified Holdings LLC
5.250%, 04/15/29
(a)
494,000 478,607
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 08/31/27
(a)
552,000 520,893
Service Corp International
3.375%, 08/15/30 635,000 564,104
Total 2,701,759
Consumer Products 0.1%
Haleon US Capital LLC
3.625%, 03/24/32 500,000 454,577
Diversified Manufacturing 1.3%
Carrier Global Corp.
5.900%, 03/15/34 373,000 386,070
Chart Industries, Inc.
7.500%, 01/01/30
(a)
286,000 298,687
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.625%, 12/15/30
(a)
1,100,000 1,113,405
Ingersoll Rand, Inc.
5.700%, 08/14/33 250,000 255,816
Johnson Controls International PLC / Tyco Fire & Security Finance SCA
4.900%, 12/01/32 200,000 195,591
Regal Rexnord Corp.
6.400%, 04/15/33 462,000 478,168
TK Elevator US Newco, Inc.
5.250%, 07/15/27
(a)
614,000 607,153
Trane Technologies Financing Ltd.
5.100%, 06/13/34 400,000 395,466
Vertiv Group Corp.
4.125%, 11/15/28
(a)
300,000 284,930
WESCO Distribution, Inc.
7.250%, 06/15/28
(a)
789,000 803,758
Total 4,819,044
Electric 2.2%
AES Corp. (The)
2.450%, 01/15/31 70,000 58,575
Alpha Generation LLC
6.750%, 10/15/32
(a)
250,000 252,632
American Electric Power Co., Inc.
Series J, 4.300%, 12/01/28 85,000 83,177
5.625%, 03/01/33 150,000 151,402
Arizona Public Service Co.
5.700%, 08/15/34 350,000 352,653
Avangrid, Inc.
3.800%, 06/01/29 29,000 27,548
Calpine Corp.
5.125%, 03/15/28
(a)
620,000 608,965
Clearway Energy Operating LLC
3.750%, 02/15/31
(a)
605,000 535,797
Constellation Energy Generation LLC
6.125%, 01/15/34 250,000 259,845

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2025 (Unaudited)
4 Columbia Diversified Fixed Income Allocation ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Dominion Energy, Inc.
Series C, 2.250%, 08/15/31 94,000 78,540
5.375%, 11/15/32 290,000 290,554
DTE Energy Co.
5.850%, 06/01/34 190,000 194,165
Duke Energy Corp.
2.450%, 06/01/30 331,000 291,087
Eversource Energy
Series R, 1.650%, 08/15/30 190,000 158,559
Exelon Corp.
5.300%, 03/15/33 250,000 249,038
Lightning Power LLC
7.250%, 08/15/32
(a)
500,000 517,024
National Grid PLC
5.418%, 01/11/34 250,000 248,351
NextEra Energy Capital Holdings Inc
5.250%, 03/15/34 250,000 246,367
NRG Energy, Inc.
3.625%, 02/15/31
(a)
499,000 439,803
Pacific Gas and Electric Co.
2.500%, 02/01/31 196,000 164,606
4.550%, 07/01/30 165,000 156,544
PG&E Corp.
5.000%, 07/01/28 60,000 57,876
5.250%, 07/01/30 900,000 847,836
Public Service Enterprise Group, Inc.
1.600%, 08/15/30 200,000 166,896
Southern Co. (The)
Series A, 3.700%, 04/30/30 189,000 177,659
Talen Energy Supply LLC
8.625%, 06/01/30
(a)
550,000 586,615
Vistra Operations Co. LLC
5.000%, 07/31/27
(a)
818,000 807,097
Xcel Energy, Inc.
2.600%, 12/01/29 326,000 291,072
Total 8,300,283
Environmental 0.2%
GFL Environmental, Inc.
6.750%, 01/15/31
(a)
250,000 259,316
Republic Services, Inc.
2.375%, 03/15/33 305,000 248,277
Waste Connections, Inc.
4.200%, 01/15/33 250,000 233,837
Total 741,430
Finance Companies 1.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/32 280,000 245,210
Air Lease Corp.
Series MTN, 2.875%, 01/15/32 183,000 156,582
Aon Corp.
2.800%, 05/15/30 64,000 57,351
Ares Capital Corp.
5.875%, 03/01/29 58,000 58,673
Blackstone Private Credit Fund
6.000%, 11/22/34
(a)
100,000 97,272
Blue Owl Credit Income Corp.
6.600%, 09/15/29
(a)
390,000 398,622
First American Financial Corp.
4.000%, 05/15/30 100,000 93,309
Fortress Transportation and Infrastructure Investors LLC
5.500%, 05/01/28
(a)
610,000 596,197
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
GATX Corp.
4.700%, 04/01/29 86,000 84,848
Global Aircraft Leasing Co. Ltd.
8.750%, 09/01/27
(a)
500,000 513,849
Midcap Financial Issuer Trust
6.500%, 05/01/28
(a)
400,000 393,728
Nationstar Mortgage Holdings, Inc.
7.125%, 02/01/32
(a)
490,000 505,194
OneMain Finance Corp.
4.000%, 09/15/30 753,000 674,696
Rocket Mortgage LLC
5.250%, 01/15/28
(a)
565,000 538,338
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.875%, 03/01/31
(a)
251,000 221,763
Total 4,635,632
Food and Beverage 1.5%
BellRing Brands, Inc.
7.000%, 03/15/30
(a)
200,000 207,469
Constellation Brands, Inc.
4.900%, 05/01/33 250,000 240,055
Darling Ingredients, Inc.
6.000%, 06/15/30
(a)
540,000 537,560
General Mills, Inc.
4.950%, 03/29/33 250,000 244,041
J M Smucker Co. (The)
6.200%, 11/15/33 250,000 263,335
Jbs USA Holding Lux Sarl/ Jbs USA Food Co./ Jbs Lux Co. Sarl
6.750%, 03/15/34 550,000 585,158
Keurig Dr Pepper, Inc.
4.050%, 04/15/32 350,000 327,378
Lamb Weston Holdings, Inc.
4.125%, 01/31/30
(a)
350,000 323,857
Performance Food Group, Inc.
5.500%, 10/15/27
(a)
437,000 434,653
6.125%, 09/15/32
(a)
250,000 250,564
Pilgrim's Pride Corp.
6.250%, 07/01/33 400,000 409,958
Post Holdings, Inc.
4.625%, 04/15/30
(a)
923,000 858,800
The Campbell's Company
5.400%, 03/21/34 250,000 248,845
US Foods, Inc.
4.750%, 02/15/29
(a)
500,000 482,817
Viking Baked Goods Acquisition Corp.
8.625%, 11/01/31
(a)
250,000 244,950
Total 5,659,440
Gaming 1.4%
Boyd Gaming Corp.
4.750%, 06/15/31
(a)
560,000 522,378
Caesars Entertainment, Inc.
7.000%, 02/15/30
(a)
1,075,000 1,108,838
Churchill Downs, Inc.
5.750%, 04/01/30
(a)
650,000 642,683
GLP Capital LP / GLP Financing II, Inc.
6.750%, 12/01/33 250,000 264,465
Las Vegas Sands Corp.
6.200%, 08/15/34 340,000 341,376
Melco Resorts Finance Ltd.
5.375%, 12/04/29
(a)
365,000 335,005
Studio City Finance Ltd.
5.000%, 01/15/29
(a)
710,000 647,563

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2025 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2025 5
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
VICI Properties LP
5.125%, 05/15/32 557,000 541,467
Wynn Macau Ltd.
5.625%, 08/26/28
(a)
400,000 386,128
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.125%, 02/15/31
(a)
370,000 386,878
Total 5,176,781
Health Care 2.8%
Avantor Funding, Inc.
4.625%, 07/15/28
(a)
486,000 469,346
Bausch + Lomb Corp.
8.375%, 10/01/28
(a)
502,000 525,773
Becton Dickinson and Co.
1.957%, 02/11/31 200,000 167,768
Cigna Group (The)
5.250%, 02/15/34 250,000 245,805
CVS Health Corp.
5.250%, 02/21/33 600,000 583,209
DaVita, Inc.
3.750%, 02/15/31
(a)
1,396,000 1,228,703
4.625%, 06/01/30
(a)
410,000 381,213
GE HealthCare Technologies, Inc.
5.905%, 11/22/32 525,000 546,913
HCA, Inc.
5.500%, 06/01/33 410,000 407,227
Hologic, Inc.
3.250%, 02/15/29
(a)
200,000 184,033
Laboratory Corp. of America Holdings
4.800%, 10/01/34 250,000 237,048
LifePoint Health, Inc.
11.000%, 10/15/30
(a)
373,000 412,527
Medline Borrower LP
3.875%, 04/01/29
(a)
2,036,000 1,901,305
5.250%, 10/01/29
(a)
300,000 290,603
Quest Diagnostics, Inc.
5.000%, 12/15/34 250,000 242,265
Smith & Nephew PLC
2.032%, 10/14/30 76,000 64,177
Solventum Corp.
5.600%, 03/23/34 500,000 499,424
Star Parent, Inc.
9.000%, 10/01/30
(a)
510,000 536,774
Tenet Healthcare Corp.
6.125%, 06/15/30 1,485,000 1,491,344
Universal Health Services, Inc.
2.650%, 10/15/30 338,000 291,121
Total 10,706,578
Healthcare Insurance 0.1%
Elevance Health, Inc.
4.750%, 02/15/33 220,000 211,809
Humana, Inc.
2.150%, 02/03/32 254,000 205,027
Total 416,836
Healthcare REIT 0.1%
DOC DR LLC
2.625%, 11/01/31 150,000 127,460
Omega Healthcare Investors, Inc.
3.250%, 04/15/33 110,000 92,483
Welltower OP LLC
2.800%, 06/01/31 293,000 256,081
Total 476,024
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Independent Energy 1.8%
California Resources Corp.
8.250%, 06/15/29
(a)
490,000 504,143
Chesapeake Energy Corp.
6.750%, 04/15/29
(a)
230,000 232,377
Civitas Resources, Inc.
8.375%, 07/01/28
(a)
290,000 303,453
8.750%, 07/01/31
(a)
700,000 738,832
Comstock Resources, Inc.
5.875%, 01/15/30
(a)
1,165,000 1,102,591
Crescent Energy Finance LLC
9.250%, 02/15/28
(a)
775,000 811,269
Devon Energy Corp.
4.500%, 01/15/30 220,000 213,918
Diamondback Energy, Inc.
6.250%, 03/15/33 350,000 364,892
New Fortress Energy, Inc.
6.500%, 09/30/26
(a)
559,000 544,787
Occidental Petroleum Corp.
6.625%, 09/01/30 276,000 289,117
Permian Resources Operating LLC
6.250%, 02/01/33
(a)
1,000,000 1,002,575
Vital Energy, Inc.
7.875%, 04/15/32
(a)
595,000 586,819
Woodside Finance Ltd.
5.100%, 09/12/34 90,000 85,927
Total 6,780,700
Leisure 1.1%
Carnival Corp.
5.750%, 03/01/27
(a)
1,250,000 1,252,829
Carnival Holdings Bermuda Ltd.
10.375%, 05/01/28
(a)
268,000 285,192
Live Nation Entertainment, Inc.
6.500%, 05/15/27
(a)
440,000 447,458
NCL Corp. Ltd.
5.875%, 02/15/27
(a)
500,000 501,684
Royal Caribbean Cruises Ltd.
5.500%, 04/01/28
(a)
490,000 491,682
6.000%, 02/01/33
(a)
750,000 756,360
SIX Flags Entertainment Corp. / SIX Flags Theme Parks, Inc.
6.625%, 05/01/32
(a)
250,000 255,399
Total 3,990,604
Life Insurance 0.3%
Athene Holding Ltd.
6.150%, 04/03/30 12,000 12,488
Corebridge Financial, Inc.
3.900%, 04/05/32 480,000 437,453
Globe Life, Inc.
2.150%, 08/15/30 26,000 22,118
Prudential Financial, Inc.
5.125%, (US 5 Year CMT T-Note +
3.162%), 03/01/52
(b)
512,000 482,095
Total 954,154
Lodging 0.5%
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32
(a)
951,000 836,577
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower
Esc
6.625%, 01/15/32
(a)
730,000 739,495

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2025 (Unaudited)
6 Columbia Diversified Fixed Income Allocation ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Marriott International, Inc.
5.300%, 05/15/34 200,000 198,198
Total 1,774,270
Media and Entertainment 1.2%
Clear Channel Outdoor Holdings, Inc.
7.875%, 04/01/30
(a)
275,000 284,613
Fox Corp.
6.500%, 10/13/33 250,000 263,888
Gray Media, Inc.
10.500%, 07/15/29
(a)
450,000 470,868
NetFlix, Inc.
4.900%, 08/15/34 300,000 295,069
Nexstar Media, Inc.
4.750%, 11/01/28
(a)
435,000 410,703
Paramount Global
6.375%, (US 5 Year CMT T-Note +
3.999%), 03/30/62
(b)
300,000 292,676
ROBLOX Corp.
3.875%, 05/01/30
(a)
699,000 639,672
RR Donnelley & Sons Co.
9.500%, 08/01/29
(a)
250,000 257,448
Univision Communications, Inc.
4.500%, 05/01/29
(a)
504,000 459,195
6.625%, 06/01/27
(a)
440,000 440,091
Warnermedia Holdings, Inc.
4.279%, 03/15/32 830,000 733,327
Total 4,547,550
Media Cable 0.8%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, 08/15/27
(a)
1,264,000 1,251,196
LCPR Senior Secured Financing DAC
5.125%, 07/15/29
(a)
500,000 406,137
Sirius XM Radio, Inc.
4.000%, 07/15/28
(a)
1,468,000 1,372,347
Total 3,029,680
Metals and Mining 0.7%
ArcelorMittal SA
6.800%, 11/29/32 250,000 266,554
Cleveland-Cliffs, Inc.
6.875%, 11/01/29
(a)
500,000 502,185
7.000%, 03/15/32
(a)
460,000 459,093
FMG Resources August 2006 Pty Ltd.
4.375%, 04/01/31
(a)
593,000 541,074
Mineral Resources Ltd.
9.250%, 10/01/28
(a)
200,000 211,357
Newmont Corp.
2.250%, 10/01/30 222,000 193,271
Newmont Corp. / Newcrest Finance Pty Ltd.
5.350%, 03/15/34 100,000 100,031
Steel Dynamics, Inc.
3.250%, 01/15/31 188,000 170,153
Vale Overseas Ltd.
6.125%, 06/12/33 370,000 376,861
Total 2,820,579
Midstream 2.9%
Boardwalk Pipelines LP
3.400%, 02/15/31 120,000 107,384
Cheniere Energy Partners LP
4.000%, 03/01/31 344,000 319,104
Cheniere Energy, Inc.
4.625%, 10/15/28 230,000 225,705
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/31
(a)
750,000 723,316
DT Midstream, Inc.
4.125%, 06/15/29
(a)
134,000 126,737
4.375%, 06/15/31
(a)
1,012,000 935,989
Enbridge, Inc.
5.700%, 03/08/33 600,000 607,848
Energy Transfer LP
6.550%, 12/01/33 440,000 467,338
EQM Midstream Partners LP
4.750%, 01/15/31
(a)
986,000 939,070
6.500%, 07/01/27
(a)
39,000 39,808
Kinder Morgan, Inc.
5.400%, 02/01/34 500,000 492,628
Kinetik Holdings LP
5.875%, 06/15/30
(a)
494,000 490,259
MPLX LP
2.650%, 08/15/30 422,000 371,217
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.125%, 02/15/29
(a)
900,000 923,669
ONEOK, Inc.
6.050%, 09/01/33 555,000 570,693
South Bow USA Infrastructure Holdings LLC
5.584%, 10/01/34
(a)
250,000 243,113
Targa Resources Corp.
6.500%, 03/30/34 300,000 317,897
Venture Global Calcasieu Pass LLC
4.125%, 08/15/31
(a)
1,070,000 967,055
Venture Global LNG, Inc.
9.500%, 02/01/29
(a)
1,300,000 1,448,917
Western Midstream Operating LP
3.100%, 02/01/25 2,000 2,000
5.450%, 11/15/34 200,000 194,329
Williams Cos., Inc. (The)
2.600%, 03/15/31 280,000 241,661
Total 10,755,737
Natural Gas 0.1%
NiSource, Inc.
5.350%, 04/01/34 150,000 148,833
Sempra
5.500%, 08/01/33 250,000 248,374
Total 397,207
Office REIT 0.1%
Boston Properties LP
6.500%, 01/15/34 210,000 219,523
CubeSmart LP
2.000%, 02/15/31 98,000 82,043
Highwoods Realty LP
2.600%, 02/01/31 136,000 113,903
Total 415,469
Oil Field Services 0.7%
Noble Finance II LLC
8.000%, 04/15/30
(a)
350,000 356,122
Transocean, Inc.
8.750%, 02/15/30
(a)
293,250 305,739
USA Compression Partners LP / USA Compression Finance Corp.
7.125%, 03/15/29
(a)
160,000 163,822
Valaris Ltd.
8.375%, 04/30/30
(a)
500,000 513,398
Venture Global LNG, Inc.
8.375%, 06/01/31
(a)
368,000 387,205

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2025 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2025 7
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Weatherford International Ltd.
8.625%, 04/30/30
(a)
699,000 725,049
Total 2,451,335
Other Financial Institutions 0.1%
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/28
(a)
370,000 363,487
Other Industry 0.1%
Coherent Corp.
5.000%, 12/15/29
(a)
266,000 256,216
Rexford Industrial Realty LP
2.125%, 12/01/30 120,000 100,960
Total 357,176
Other REIT 0.1%
Broadstone Net Lease LLC
2.600%, 09/15/31 68,000 56,555
Extra Space Storage LP
2.550%, 06/01/31 240,000 205,507
Host Hotels & Resorts LP
Series H, 3.375%, 12/15/29 26,000 23,978
Total 286,040
Other Utility 0.1%
American Water Capital Corp.
4.450%, 06/01/32 250,000 238,521
Essential Utilities, Inc.
2.704%, 04/15/30 46,000 41,067
Total 279,588
Packaging 0.7%
Amcor Finance USA, Inc.
5.625%, 05/26/33 250,000 253,611
Ball Corp.
2.875%, 08/15/30 588,000 509,164
6.000%, 06/15/29 320,000 323,404
Berry Global, Inc.
5.650%, 01/15/34
(a)
160,000 161,675
Mauser Packaging Solutions Holding Co.
7.875%, 04/15/27
(a)
980,000 999,344
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen Group Issuer LLC
4.000%, 10/15/27
(a)
440,000 441,040
Total 2,688,238
Paper 0.1%
Mercer International, Inc.
5.125%, 02/01/29 150,000 132,939
Smurfit Kappa Treasury ULC
5.438%, 04/03/34
(a)
250,000 249,487
Suzano Austria GmbH
3.750%, 01/15/31 175,000 155,695
Total 538,121
Pharmaceuticals 1.1%
Amgen, Inc.
5.250%, 03/02/33 1,052,000 1,049,334
Cardinal Health, Inc.
5.350%, 11/15/34 250,000 247,036
CVS Health Corp.
7.000%, (H15T5Y + 2.886%),
03/10/55
(b)
750,000 757,912
Gilead Sciences, Inc.
5.250%, 10/15/33 250,000 251,410
Jazz Securities DAC
4.375%, 01/15/29
(a)
364,000 346,724
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.125%, 04/30/28
(a)
600,000 568,960
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
5.125%, 04/30/31
(a)
1,190,000 1,076,277
Total 4,297,653
Property & Casualty 1.5%
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.750%, 04/15/28
(a)
780,000 788,291
7.000%, 01/15/31
(a)
450,000 458,244
AON North America, Inc.
5.450%, 03/01/34 300,000 301,144
Assurant, Inc.
2.650%, 01/15/32 40,000 33,320
Brown & Brown, Inc.
2.375%, 03/15/31 24,000 20,225
CNA Financial Corp.
5.125%, 02/15/34 250,000 243,665
Enstar Group Ltd.
3.100%, 09/01/31 341,000 290,762
Fairfax Financial Holdings Ltd.
5.625%, 08/16/32 165,000 166,632
6.000%, 12/07/33 200,000 205,201
Fidelity National Financial, Inc.
2.450%, 03/15/31 217,000 184,163
3.400%, 06/15/30 8,000 7,283
Hanover Insurance Group, Inc. (The)
2.500%, 09/01/30 80,000 69,113
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US
Refinance LLC
7.250%, 02/15/31
(a)
500,000 511,211
HUB International Ltd.
7.250%, 06/15/30
(a)
1,085,000 1,121,544
Markel Group, Inc.
3.350%, 09/17/29 44,000 40,968
Panther Escrow Issuer LLC
7.125%, 06/01/31
(a)
900,000 921,716
Willis North America, Inc.
4.500%, 09/15/28 121,000 119,194
Total 5,482,676
Railroads 0.1%
Norfolk Southern Corp.
3.000%, 03/15/32 250,000 218,725
Real Estate 0.1%
Alexandria Real Estate Equities, Inc.
2.000%, 05/18/32 250,000 200,075
Refining 0.2%
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/28 539,000 530,683
Phillips 66 Co.
3.150%, 12/15/29 120,000 110,681
5.300%, 06/30/33 160,000 158,811
Valero Energy Corp.
4.350%, 06/01/28 21,000 20,656
Total 820,831
Restaurants 0.9%
1011778 BC ULC / New Red Finance, Inc.
4.000%, 10/15/30
(a)
1,557,000 1,409,460
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.625%, 01/15/29
(a)
500,000 470,301
McDonald's Corp.
4.950%, 08/14/33 250,000 247,863
Starbucks Corp.
4.800%, 02/15/33 350,000 342,820

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2025 (Unaudited)
8 Columbia Diversified Fixed Income Allocation ETF | 2025
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Yum! Brands, Inc.
3.625%, 03/15/31 302,000 270,328
4.625%, 01/31/32 535,000 498,512
Total 3,239,284
Retail 0.0%
Genuine Parts Co.
1.875%, 11/01/30 100,000 83,782
Retail REIT 0.1%
Brixmor Operating Partnership LP
5.500%, 02/15/34 300,000 298,570
Kimco Realty OP LLC
4.600%, 02/01/33 250,000 237,911
Total 536,481
Retailers 1.2%
AutoZone, Inc.
4.750%, 02/01/33 100,000 96,177
Bath & Body Works, Inc.
6.625%, 10/01/30
(a)
494,000 503,466
Dollar General Corp.
5.450%, 07/05/33 410,000 405,597
LCM Investments Holdings II LLC
4.875%, 05/01/29
(a)
700,000 662,849
Lowe's Cos., Inc.
3.750%, 04/01/32 250,000 229,062
5.000%, 04/15/33 240,000 235,897
O'Reilly Automotive, Inc.
4.700%, 06/15/32 250,000 240,907
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28
(a)
500,000 478,575
Rakuten Group, Inc.
9.750%, 04/15/29
(a)
660,000 721,194
11.250%, 02/15/27
(a)
750,000 819,548
Tractor Supply Co.
5.250%, 05/15/33 250,000 248,974
Total 4,642,246
Ship Building 0.1%
Huntington Ingalls Industries, Inc.
5.749%, 01/15/35 250,000 249,563
Supermarkets 0.3%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons
LLC
3.500%, 03/15/29
(a)
891,000 819,074
Kroger Co. (The)
5.000%, 09/15/34 500,000 485,279
Total 1,304,353
Technology 4.7%
Amdocs Ltd.
2.538%, 06/15/30 92,000 80,594
Amphenol Corp.
2.800%, 02/15/30 212,000 191,717
Arrow Electronics, Inc.
5.875%, 04/10/34 250,000 250,410
Block, Inc.
3.500%, 06/01/31 929,000 826,531
6.500%, 05/15/32
(a)
200,000 204,551
Boost Newco Borrower LLC
7.500%, 01/15/31
(a)
940,000 984,526
Broadcom, Inc.
4.926%, 05/15/37
(a)
450,000 425,344
CDW LLC / CDW Finance Corp.
3.569%, 12/01/31 200,000 178,824
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
CGI, Inc.
2.300%, 09/14/31 45,000 37,615
Clarivate Science Holdings Corp.
3.875%, 07/01/28
(a)
146,000 137,408
4.875%, 07/01/29
(a)
500,000 468,941
Cloud Software Group, Inc.
6.500%, 03/31/29
(a)
1,892,000 1,860,133
8.250%, 06/30/32
(a)
500,000 519,519
Dell International LLC / EMC Corp.
5.300%, 10/01/29 2,000 2,019
5.400%, 04/15/34 500,000 496,724
Entegris, Inc.
5.950%, 06/15/30
(a)
440,000 438,255
Equinix Europe 2 Financing Corp. LLC
5.500%, 06/15/34 250,000 250,293
Fiserv, Inc.
5.625%, 08/21/33 500,000 508,554
Gen Digital, Inc.
6.750%, 09/30/27
(a)
300,000 305,058
Global Payments, Inc.
5.400%, 08/15/32 410,000 410,120
HP, Inc.
5.500%, 01/15/33 360,000 362,826
Imola Merger Corp.
4.750%, 05/15/29
(a)
676,000 645,188
Intel Corp.
5.200%, 02/10/33 725,000 705,102
Iron Mountain, Inc.
5.250%, 07/15/30
(a)
792,000 761,390
Kyndryl Holdings, Inc.
3.150%, 10/15/31 292,000 254,536
Leidos, Inc.
2.300%, 02/15/31 60,000 50,742
Micron Technology, Inc.
2.703%, 04/15/32 250,000 209,504
Motorola Solutions, Inc.
4.600%, 05/23/29 64,000 63,026
5.400%, 04/15/34 250,000 249,903
NCR Atleos Corp.
9.500%, 04/01/29
(a)
500,000 544,741
Neptune Bidco US, Inc.
9.290%, 04/15/29
(a)
1,084,000 923,761
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.400%, 05/01/30 194,000 179,044
Open Text Corp.
3.875%, 02/15/28
(a)
200,000 190,111
Open Text Holdings, Inc.
4.125%, 02/15/30
(a)
521,000 478,124
Oracle Corp.
4.900%, 02/06/33 500,000 485,113
Roper Technologies, Inc.
4.900%, 10/15/34 400,000 384,959
Sensata Technologies BV
4.000%, 04/15/29
(a)
620,000 574,042
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.750%, 08/15/32
(a)
650,000 667,357
UKG, Inc.
6.875%, 02/01/31
(a)
900,000 918,510
Vontier Corp.
2.950%, 04/01/31 222,000 191,649

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2025 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2025 9
Corporate Bonds (continued)
Issue
Description
Principal
Amount ($) Value ($)
Western Union Co. (The)
2.750%, 03/15/31 138,000 117,230
Workday, Inc.
3.800%, 04/01/32 180,000 164,189
Total 17,698,183
Tobacco 0.1%
BAT Capital Corp
6.421%, 08/02/33 440,000 464,192
Transportation Services 0.1%
GXO Logistics, Inc.
2.650%, 07/15/31 230,000 195,697
Wireless 1.0%
American Tower Corp.
1.875%, 10/15/30 250,000 209,918
Rogers Communications, Inc.
3.800%, 03/15/32 250,000 224,125
5.300%, 02/15/34 250,000 242,683
SBA Communications Corp.
3.125%, 02/01/29 848,000 771,545
3.875%, 02/15/27 272,000 263,199
T-Mobile USA, Inc.
5.200%, 01/15/33 600,000 594,933
Vmed O2 UK Financing I PLC
4.250%, 01/31/31
(a)
200,000 174,282
4.750%, 07/15/31
(a)
334,000 293,722
Vodafone Group PLC
4.125%, (US 5 Year CMT T-Note +
2.767%), 06/04/81
(b)
250,000 223,973
Zegona Finance PLC
8.625%, 07/15/29
(a)
650,000 695,780
Total 3,694,160
Wirelines 1.5%
AT&T, Inc.
5.400%, 02/15/34 250,000 251,328
Bell Telephone Co. of Canada or Bell Canada
5.100%, 05/11/33 250,000 243,123
Frontier Communications Holdings LLC
5.000%, 05/01/28
(a)
1,166,000 1,153,984
Iliad Holding SASU
7.000%, 10/15/28
(a)
897,000 912,662
Level 3 Financing, Inc.
11.000%, 11/15/29
(a)
1,000,000 1,132,819
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC
10.500%, 02/15/28
(a)
1,240,000 1,325,891
Verizon Communications, Inc.
2.355%, 03/15/32 920,000 765,692
Total 5,785,499
Total Corporate Bonds
(Cost $170,319,563) 166,943,582
Foreign Government Obligations
(c) ,(d)
29 .6%
Principal
Amount ($) Value ($)
Australia 0.9%
Australia Government Bond
Series 158, 1.250%, 05/21/32 AUD 300,000 152,490
Series 163, 1.000%, 11/21/31 AUD 6,417,000 3,259,748
Total 3,412,238
Brazil 1.5%
Brazilian Government International Bond
6.000%, 10/20/33 4,411,000 4,228,307
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Petrobras Global Finance BV
6.500%, 07/03/33 1,469,000 1,475,510
Total 5,703,817
Canada 0.9%
Canadian Government Bond
3.000%, 06/01/34 CAD 5,050,000 3,473,521
Chile 0.6%
Corp Nacional del Cobre de Chile
Series REGS, 5.950%, 01/08/34 1,350,000 1,338,676
Series REGS, 6.440%, 01/26/36 750,000 760,990
Total 2,099,666
Colombia 1.8%
Colombia Government International Bond
3.125%, 04/15/31 300,000 239,638
7.500%, 02/02/34 2,932,000 2,907,316
Ecopetrol SA
8.875%, 01/13/33 3,536,000 3,643,197
Total 6,790,151
Costa Rica 0.5%
Costa Rica Government International Bond
Series REGS, 6.550%, 04/03/34 2,000,000 2,049,850
Dominican Republic 0.9%
Dominican Republic International Bond
Series REGS, 4.875%, 09/23/32 3,922,000 3,539,455
France 0.9%
French Republic Government Bond OAT
Series OAT, 1.250%, 05/25/34
(a)
EUR 1,775,000 1,565,499
Series OAT, 1.500%, 05/25/31
(a)
EUR 1,755,000 1,686,361
Total 3,251,860
Germany 0.9%
Bundesrepublik Deutschland Bundesanleihe
2.300%, 02/15/33 EUR 3,263,000 3,381,575
Guatemala 0.3%
Guatemala Government Bond
Series REGS, 6.600%, 06/13/36 1,250,000 1,234,238
Hungary 0.9%
Hungary Government International Bond
Series REGS, 2.125%, 09/22/31 2,202,000 1,763,185
Series REGS, 5.500%, 03/26/36 1,500,000 1,427,579
Total 3,190,764
India 0.4%
Export-Import Bank of India
Series REGS, 2.250%, 01/13/31 1,700,000 1,440,148
Indonesia 1.2%
Indonesia Government International Bond
Series REGS, 7.750%, 01/17/38 2,260,000 2,721,077
Perusahaan Penerbit SBSN Indonesia III
Series REGS, 4.700%, 06/06/32 2,000,000 1,937,445
Total 4,658,522
Italy 0.9%
Italy Buoni Poliennali Del Tesoro
Series 31Y, 5.000%, 08/01/34
(a)
EUR 2,913,000 3,411,060
Ivory Coast 0.6%
Ivory Coast Government International Bond
8.250%, 01/30/37 1,300,000 1,264,118
Series REGS, 6.125%, 06/15/33 1,000,000 895,649
Total 2,159,767
Japan 0.9%
Japan Government Ten Year Bond
Series 360, 0.100%, 09/20/30 JPY 31,000,000 191,394
Series 368, 0.200%, 09/20/32 JPY 249,500,000 1,514,599

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2025 (Unaudited)
10 Columbia Diversified Fixed Income Allocation ETF | 2025
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Series 366, 0.200%, 03/20/32 JPY 88,000,000 537,806
Series 371, 0.400%, 06/20/33 JPY 185,000,000 1,129,509
Total 3,373,308
Kazakhstan 0.4%
KazMunayGas National Co. JSC
Series REGS, 3.500%, 04/14/33 1,000,000 830,220
Series REGS, 5.375%, 04/24/30 830,000 809,845
Total 1,640,065
Mexico 2.0%
Comision Federalde Electricidad
Series REGS, 6.450%, 01/24/35 1,500,000 1,410,220
Mexico Government International Bond
6.000%, 05/07/36 5,433,000 5,131,398
6.875%, 05/13/37 750,000 754,631
Total 7,296,249
Morocco 0.9%
Morocco Government International Bond
6.500%, 09/08/33 1,625,000 1,675,433
OCP SA
Series REGS, 6.750%, 05/02/34 1,700,000 1,730,123
Total 3,405,556
New Zealand 0.9%
New Zealand Government Bond
Series 0429, 3.000%, 04/20/29 NZD 792,000 432,297
Series 0531, 1.500%, 05/15/31 NZD 1,402,000 677,003
Series 0433, 3.500%, 04/14/33 NZD 4,375,000 2,319,598
Total 3,428,898
Norway 0.9%
Norway Government Bond
Series 482, 1.375%, 08/19/30
(a)
NOK 6,180,000 482,067
Series 486, 3.000%, 08/15/33
(a)
NOK 25,650,000 2,133,594
Series 484, 2.125%, 05/18/32
(a)
NOK 9,350,000 739,405
Total 3,355,066
Oman 0.6%
Oman Government International Bond
Series REGS, 6.250%, 01/25/31 2,100,000 2,166,906
Series REGS, 7.375%, 10/28/32 200,000 220,386
Total 2,387,292
Panama 0.9%
Panama Government International Bond
6.700%, 01/26/36 1,081,000 1,021,241
2.252%, 09/29/32 2,275,000 1,629,759
6.400%, 02/14/35 800,000 740,555
Total 3,391,555
Paraguay 0.3%
Paraguay Government International Bond
Series REGS, 4.950%, 04/28/31 348,000 335,079
Series REGS, 2.739%, 01/29/33 1,000,000 815,278
Total 1,150,357
Peru 1.0%
Peruvian Government International Bond
2.783%, 01/23/31 1,526,000 1,311,307
3.000%, 01/15/34 3,009,000 2,438,053
Total 3,749,360
Philippines 0.9%
Philippine Government International Bond
9.500%, 02/02/30 2,392,000 2,860,758
6.375%, 10/23/34 390,000 417,183
Total 3,277,941
Romania 0.7%
Foreign Government Obligations
(c),(d)
(continued)
Issue
Description
Principal
Amount ($) Value ($)
Romanian Government International Bond
Series REGS, 6.375%, 01/30/34 2,000,000 1,907,464
5.750%, 03/24/35 250,000 224,382
7.125%, 01/17/33 420,000 424,690
Total 2,556,536
Serbia 0.5%
Serbia International Bond
Series REGS, 6.000%, 06/12/34 250,000 248,740
Series REGS, 6.500%, 09/26/33 1,500,000 1,551,304
Total 1,800,044
South Africa 0.6%
Republic of South Africa Government
International Bond
5.875%, 06/22/30 924,000 891,084
4.850%, 09/30/29 573,000 535,799
7.100%, 11/19/36 1,000,000 976,588
Total 2,403,471
Sweden 0.9%
Sweden Government Bond
Series 1062, 0.125%, 05/12/31 SEK 22,040,000 1,768,981
Series 1065, 1.750%, 11/11/33 SEK 18,000,000 1,571,938
Total 3,340,919
Switzerland 0.9%
Swiss Confederation Government Bond
3.500%, 04/08/33 CHF 2,488,000 3,440,105
United Arab Emirates 1.3%
DP World PLC
Series REGS, 6.850%, 07/02/37 2,240,000 2,408,507
Finance Department Government of Sharjah
Series REGS, 6.125%, 03/06/36 1,500,000 1,477,215
Sharjah Sukuk Program Ltd.
3.234%, 10/23/29 1,400,000 1,261,023
Total 5,146,745
United Kingdom 0.9%
United Kingdom Gilt
4.250%, 06/07/32 GBP 2,755,000 3,410,518
Uruguay 0.9%
Uruguay Government International Bond
5.750%, 10/28/34 1,640,000 1,677,780
4.375%, 01/23/31 1,779,000 1,732,180
Total 3,409,960
Total Foreign Government Obligations
(Cost $118,063,808) 111,760,577
Residential Mortgage-Backed Securities - Agency 15 .0%
Principal
Amount ($) Value ($)
Uniform Mortgage-Backed Security TBA 13.6%
4.000%, 02/15/55
(e)
3,010,000 2,752,269
4.500%, 02/15/55
(e)
5,860,000 5,514,352
5.000%, 02/15/55
(e)
10,520,000 10,157,997
5.500%, 02/15/55
(e)
14,075,000 13,899,809
6.000%, 02/15/55
(e)
12,090,000 12,172,144
6.500%, 02/15/55
(e)
6,475,000 6,638,137
Total 51,134,708
Federal Home Loan Mortgage Corporation 1.0%
3.000%, 08/01/50 3,137,690 2,703,218
3.500%, 08/01/47 392,691 353,060
3.500%, 08/01/49 113,725 101,745
3.500%, 09/01/49 136,413 122,043
3.500%, 10/01/49 152,372 136,185
3.500%, 11/01/49 149,176 133,705

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2025 (Unaudited)
Columbia Diversified Fixed Income Allocation ETF | 2025 11
Residential Mortgage-Backed Securities - Agency (continued)
Issue
Description
Principal
Amount ($) Value ($)
3.500%, 02/01/50 165,241 147,643
4.000%, 08/01/49 116,270 107,532
4.000%, 09/01/49 149,251 138,034
Total 3,943,165
Federal National Mortgage Association 0.4%
3.500%, 04/01/49 40,284 36,083
3.500%, 08/01/49 117,085 104,751
3.500%, 09/01/49 221,006 197,725
3.500%, 09/01/49 132,117 118,199
3.500%, 10/01/49 139,037 124,390
3.500%, 12/01/49 159,301 142,519
3.500%, 02/01/50 159,815 142,588
4.000%, 09/01/47 171,487 159,021
4.000%, 03/01/48 312,812 290,660
4.000%, 05/01/49 33,887 31,340
Total 1,347,276
Total Residential Mortgage-Backed
Securities - Agency
(Cost $56,994,863) 56,425,149
Treasury Bills 7 .9%
Principal
Amount ($) Value ($)
United States 7.9%
U.S. Treasury Bill
4.280%, 03/27/25 10,000,000 9,938,988
4.300%, 02/27/25 10,000,000 9,971,772
4.300%, 04/29/25 10,000,000 9,901,364
Total 29,812,124
Total Treasury Bills
(Cost $29,804,936) 29,812,124
U.S. Treasury Obligations 9 .9%
Principal
Amount ($) Value ($)
U.S. Treasury Bond 7.3%
2.750%, 08/15/42 6,826,000 5,141,898
3.000%, 05/15/42 3,960,000 3,112,931
3.250%, 05/15/42 6,810,000 5,557,598
4.125%, 08/15/44 50,000 45,383
4.125%, 08/15/53 2,486,000 2,214,871
4.250%, 02/15/54 1,947,000 1,773,900
4.250%, 08/15/54 840,000 766,369
4.375%, 08/15/43 1,610,000 1,518,934
4.500%, 02/15/44 1,970,000 1,884,736
4.500%, 11/15/54 1,800,000 1,714,781
4.625%, 11/15/44 250,000 242,773
4.750%, 11/15/43 1,000,000 989,688
4.750%, 11/15/53 2,352,000 2,324,070
Total 27,287,932
U.S. Treasury Note 2.6%
3.500%, 02/15/33 898,000 838,086
3.875%, 08/15/33 2,297,000 2,193,994
3.875%, 08/15/34 945,000 896,716
4.000%, 02/15/34 1,719,000 1,651,852
4.250%, 11/15/34 1,000,000 976,875
4.375%, 05/15/34 874,000 863,485
4.500%, 11/15/33 2,453,000 2,449,550
Total 9,870,558
Total U.S. Treasury Obligations
(Cost $39,287,870) 37,158,490
Money Market Funds 5 .6%
Shares Value ($)
Dreyfus Treasury Securities Cash
Management, Institutional Shares
4.230%
(f)
21,306,198 21,306,198
Total Money Market Funds
(Cost $21,306,198) 21,306,198
Total Investments in Securities
(Cost $435,777,238) 423,406,120
Other Assets & Liabilities, Net (46,229,236)
Net Assets 377,176,884

PORTFOLIO OF INVESTMENTS
(continued)
Columbia Diversified Fixed Income Allocation ETF
January 31, 2025 (Unaudited)
12 Columbia Diversified Fixed Income Allocation ETF | 2025
Notes to Portfolio of Investments
(a) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2025, the total value of these securities amounted to $112,979,830, which represents 29.95% of total net assets.
(b) Variable rate security. The interest rate shown was the current rate as of January 31, 2025.
(c) Principal amounts are shown in United States Dollars unless otherwise noted.
(d) Principal and interest may not be guaranteed by a governmental entity.
(e) Represents a security purchased on a when-issued basis.
(f) The rate shown is the seven-day current annualized yield at January 31, 2025.
Abbreviation Legend
SOFR Secured Overnight Financing Rate
TBA To Be Announced
Currency Legend
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP Pound Sterling
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

1QT290_10_R01_(03/25)
You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.